Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2025
Prepaid expenses and accrued income
Prepaid expenses and accrued income

8.Prepaid expenses and accrued income

	As of
	December 31,
In CHF thousands	2025	2024
Prepaid expenses	3,972	4,302
Accrued income	360	1,099
Total prepaid expenses and accrued income	4,332	5,401

The Company’s prepaid expenses relate mainly to research contracts with down-payments at contract signature with the related activities to start or continue into the next year, prepaid expenses recorded as part of our cost sharing arrangement with Janssen, as well as prepaid payroll-related expenses. The decrease in prepaid expenses is mainly due to the reduction in cost-sharing prepaid expenses, which decreased as our clinical development costs for ACI-35.030 decreased following the completion of Phase 1b/2a and the advancement into Phase 2b, where the costs are borne by Janssen.

As of December 31, 2025, the Company recorded CHF 0.4 million in accrued income from interest on cash term deposits, compared to CHF 1.1 million as of December 31, 2024.